Consolidated balance sheets (Parenthetical) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (NIS per share)	₪ 0.01	₪ 0.01
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	76,435,940	74,847,609
Ordinary shares, outstanding (in shares)		74,845,441